SCHEDULE OF ISSUE DATE FAIR VALUE INPUTS OF WARRANTS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
February issuance [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Volatility		119.23%
Risk free rate		4.33%
Expected life		5 years
Expected dividend yield		0.00%
April issuance [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Volatility		119.80%
Risk free rate		4.65%
Expected life		5 years
Expected dividend yield		0.00%
Broker [member] | May issuance [member]
IfrsStatementLineItems [Line Items]
Volatility	122.15%
Risk free rate	3.63%
Expected life	3 years
Expected dividend yield	0.00%
Broker [member] | June issuance [member]
IfrsStatementLineItems [Line Items]
Volatility	125.42%
Risk free rate	3.85%
Expected life	3 years
Expected dividend yield	0.00%
Broker [member] | July issuance [member]
IfrsStatementLineItems [Line Items]
Volatility	131.17%
Risk free rate	3.89%
Expected life	3 years
Expected dividend yield	0.00%
Broker [member] | February issuance [member]
IfrsStatementLineItems [Line Items]
Volatility		107.80%
Risk free rate		4.48%
Expected life		3 years
Expected dividend yield		0.00%
Broker [member] | April issuance [member]
IfrsStatementLineItems [Line Items]
Volatility		108.67%
Risk free rate		4.62%
Expected life		3 years
Expected dividend yield		0.00%
Broker [member] | August issuance [member]
IfrsStatementLineItems [Line Items]
Volatility		118.87%
Risk free rate		3.74%
Expected life		3 years
Expected dividend yield		0.00%
Broker [member] | November issuance [member]
IfrsStatementLineItems [Line Items]
Volatility		115.27%
Risk free rate		4.24%
Expected life		3 years
Expected dividend yield		0.00%